Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [Abstract]
Details of guarantees
(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Confirmed guarantees
Guarantee for loans	89,699	103,229
Acceptances	391,688	602,014
Guarantees in acceptances of imported goods	224,746	78,395
Other confirmed guarantees	6,982,889	6,491,608

Sub-total	7,689,022	7,275,246

Unconfirmed guarantees
Local letters of credit	193,096	187,146
Letters of credit	3,081,390	3,025,923
Other unconfirmed guarantees	771,378	403,652

Sub-total	4,045,864	3,616,721

Commercial paper purchase commitments and others	884,031	917,489

Total	12,618,917	11,809,456

Details of unused loan commitments and others
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Loan commitments	103,651,674	112,088,680
Other commitments(*)	5,993,608	7,827,774

(*)

As of December 31, 2019 and 2020, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,582,274 million Won and 2,894,688million Won, respectively.

Litigation case [Table Text Block]
(3)	Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	December 31, 2019		December 31, 2020
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases(*)	119 cases	415 cases	138 cases	460 cases
Amount of litigation	291,880	391,362	413,852	413,744
Provisions for litigations		27,029		24,336

(*)	The number of lawsuits as of December 31, 2019 and 2020 do not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.